HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of profit loss and other comprehensive income relating to Algeria operations (Details) - USD ($) $ in Millions	7 Months Ended	12 Months Ended
	Aug. 05, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue		$ 3,755		$ 3,850	[1]	$ 3,482	[1]
Profit / (loss) before tax		802		464	[1],[2]	373	[1],[2]
Income tax benefit / (expense)		69		344	[1]	279	[1]
(Loss) / profit for the period		(9)	[3],[4]	801	[1]	(316)	[1]
Other comprehensive income / (loss) (excluding reclassification adjustments)		105	[4]	(203)		(541)
Total comprehensive income / (loss)		$ 96	[3],[4]	598		(857)
Assets and liabilities classified as held for sale | Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue	$ 378			659		689
Operating expenses	(212)			(470)		(564)
Other expenses	(7)			(17)		(17)
Profit / (loss) before tax	159			172		108
Income tax benefit / (expense)	(15)			(21)		(29)
(Loss) / profit for the period	144			151		79
Other comprehensive income / (loss) (excluding reclassification adjustments)	(65)			(68)		(157)
Total comprehensive income / (loss)	$ 79			$ 83		$ (78)

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
[2]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)
[3]	**Refer to Note 24 for further details with respect to the restatement.
[4]	*Refer to Note 24 for further details with respect to the restatement.